Goodwill (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of summarizes the changes in goodwill

The following table summarizes the changes in goodwill, if any, by reporting segment from the beginning of the period to the end of the period:

	RNG Fuel	Fuel Station Services	Total
Balance at December 31, 2021	$51,155	$3,453	$54,608
Balance at September 30, 2022	$51,155	$3,453	$54,608